Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Classified as Current and Non-current - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of subordinated bonds classified as current and non-curren [Abstract]
Total subordinated bonds	$ 1,948,493	$ 1,910,697	$ 1,813,939
Subordinated bonds
Schedule of subordinated bonds classified as current and non-curren [Abstract]
Current portion	202,169	0
Non- current portion	1,746,324	1,910,697
Total subordinated bonds	$ 1,948,493	$ 1,910,697